Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2026
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

31 March 2026	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	10,874	890	11,764	346	23	12,133	4,243

UK	7,597	1,486	9,083	43	66	9,192	1,881

Other Europe	4,888	707	5,595	91	28	5,714	1,574

Türkiye	2,826	526	3,352	8	71	3,431	983

Africa	6,653	1,157	7,810	522	33	8,365	2,834

Common Functions 2	763	41	804	1,020	1	1,825	(164)

Eliminations	(121)	–	(121)	(78)	–	(199)	–

Group	33,480	4,807	38,287	1,952	222	40,461	11,351

31 March 2025	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	10,876	942	11,818	345	17	12,180	4,384

UK	5,887	1,109	6,996	14	59	7,069	1,558

Other Europe	4,805	761	5,566	108	20	5,694	1,510

Türkiye	2,484	595	3,079	7	–	3,086	842

Africa	6,172	1,113	7,285	472	34	7,791	2,593

Common Functions 2	663	57	720	1,097	–	1,817	45

Eliminations	(129)	–	(129)	(60)	–	(189)	–

Group	30,758	4,577	35,335	1,983	130	37,448	10,932
Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).

2.	Comprises corporate functions and shared operations.

The table below presents Revenue and Adjusted EBITDAaL for the comparative year ended 31 March 2024.

31 March 2024	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	11,453	1,132	12,585	357	15	12,957	5,017

UK	5,631	1,111	6,742	54	41	6,837	1,408

Other Europe	4,722	665	5,387	102	15	5,504	1,516

Türkiye	1,746	609	2,355	7	–	2,362	510

Africa	5,951	1,030	6,981	409	30	7,420	2,539

Common Functions 2	559	49	608	1,256	–	1,864	29

Eliminations	(150)	(1)	(151)	(76)	–	(227)	–

Group	29,912	4,595	34,507	2,109	101	36,717	11,019
Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).

2.	Comprises corporate functions an d shared operations.

Schedule of reconciliation of adjusted EBITDA to operating profit

	2026 €m	2025 € m	2024 € m
Adjusted EBITDAaL	11,351	10,932	11,019

Restructuring costs 1	(370)	(164)	(703)

Interest on lease liabilities	615	488	440

Gain/(loss) on disposal of property, plant and equipment and intangible assets	199	(25)	(34)

Depreciation and amortisation on owned assets	(8,481)	(7,569)	(7,397)

Share of results of equity accounted associates and joint ventures	(382)	(123)	(96)

Impairment (charge)/reversal	–	(4,515)	64

Other (expense)/income	(88)	565	372

Operating profit/(loss)	2,844	(411)	3,665

Investment income	1,395	864	581

Financing costs	(2,375)	(1,931)	(2,626)

Profit/(loss) before taxation	1,864	(1,478)	1,620
Note:

1.	Restructuring costs includes € 299 million relating to depreciation on leased assets. See page 230 for more information.

Schedule of segmental assets and cash flow

31 March 2026	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	36,746	2,496	953	175	4,556	–

UK	13,953	1,549	1,113	38	3,274	–

Other Europe	7,451	892	702	47	1,531	–

Türkiye	2,781	540	219	514	795	–

Africa	7,344	1,185	496	309	1,209	–

Common Functions 5	2,195	838	362	1	1,089	–

Group	70,470	7,500	3,845	1,084	12,454	–

31 March 2025	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	37,621	2,482	1,127	–	4,536	4,350

UK	7,904	926	2,157	48	1,908	–

Other Europe	7,304	857	474	26	1,472	165

Türkiye	2,059	447	187	–	681	–

Africa	6,981	1,039	499	162	1,129	–

Common Functions 5	2,281	1,142	212	–	1,078	–

Group	64,150	6,893	4,656	236	10,804	4,515

31 March 2024	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions intangible assets 3 € m	Depreciation and amortisation € m	Impairment reversal 4 € m

Germany	42,931	2,565	1,045	–	4,543	–

UK	6,863	878	957	–	1,733	–

Other Europe	7,564	862	442	–	1,447	–

Türkiye	1,644	320	160	120	537	(64)

Africa	6,377	1,005	296	163	1,184	–

Common Functions 5	1,972	782	203	–	970	–

Group	67,351	6,412	3,103	283	10,414	(64)
Notes:

1.	Comprises goodwill, other intangible assets and property, plant and equipment.

2.	Includes additions to: (i) property, plant and equipment (excluding right-of-use assets) and (ii) computer software, development costs and identifiable wavelengths, reported within Intangible assets.

3.	Includes additions to licences and spectrum and customer base acquisitions.

4.	See note 4 ‘Impairment losses’ for more information.

5.	Comprises corporate functions and shared operations.